Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details)	Jun. 30, 2026 USD ($)
Schedule of Future Minimum Lease Payments [Line Items]
Within 1 year	$ 19,592
Total	32,654
Lease Commitment [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Within 1 year	6,507
2-5 years	1,627
Total	$ 8,134